Shareholders’ equity (deficiency) - Schedule of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning balance (in shares)	10,472,033
Granted (in shares)	0
Exercised (in shares)	5,559,075
Forfeited (in shares)	307,414
Options outstanding, ending balance (in shares)	4,605,544	10,472,033
Exercisable (in shares)	3,372,738
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, Weighted average exercise price per share, beginning balance (in USD per share)	$ 4.93
Granted, Weighted average exercise price per share (in USD per share)	0
Exercised, Weighted average exercise price per share (in USD per share)	3.61
Forfeited, Weighted average exercise price per share (in USD per share)	7.62
Options outstanding, Weighted average exercise price per share, ending balance (in USD per share)	6.35	$ 4.93
Exercisable, Weighted average exercise price per share (in USD per share)	$ 5.65
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted average remaining contractual term	6 years 2 months 4 days	6 years 2 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	5 years 7 months 9 days